19. Income Taxes: Schedule of Deductible Temporary Differences (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Deductible Temporary Differences
	2024	2023	2022
	$	$	$
Non-capital losses carried forward	7,155,193	5,226,507	1,110,151
Exploration and evaluation assets	916,213	(100,081)	(100,058)
Other items	508,668	493,493	660,396
	8,580,074	5,619,919	1,670,489